Shareholder Fees - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)